Long-term debt - Term Loan Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	May 09, 2019	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 21, 2017 CAD ($)	Mar. 21, 2017 USD ($)	Dec. 02, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Deferred financing fees	$ 0.0	$ 0.3	$ 0.0
Term loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 152.4	146.6			$ 113.8	$ 113.8
Interest rate on borrowings (as a percent)	6.50%				6.50%
Derivative liability related to interest rate floor	$ 0.1	$ 0.2							$ 1.4
Prepayments on term loan							$ 65.0	$ 48.8
Term loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	4.00%			4.00%	4.00%				5.00%
Term loan | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	1.00%				1.00%